Document and Entity Information	Oct. 05, 2022
Cover [Abstract]
Entity Registrant Name	Owl Rock Capital Corp
Amendment Flag	false
Entity Central Index Key	0001655888
Document Type	8-K
Document Period End Date	Oct. 05, 2022
Entity Incorporation State Country Code	MD
Entity File Number	814-01190
Entity Tax Identification Number	47-5402460
Entity Address, Address Line One	399 Park Avenue
Entity Address, Address Line Two	38th Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10022
City Area Code	(212)
Local Phone Number	419-3000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Security 12b Title	Common Stock, par value $0.01 per share
Trading Symbol	ORCC
Security Exchange Name	NYSE